ORGANIZATION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2018
ORGANIZATION
Cash flow from operations	$ (7,578,900)	$ (2,635,900)	$ (20,321,500)	$ (6,126,600)
Accumulated deficit	$ (74,584,300)		(67,216,500)	$ (41,627,800)
NIH Grant receivable					$ 2,235,000
Phase II approved amount of grant			$ 1,384,000